Other Financial Assets - Summary of Financial Assets Measured at Fair Value Through Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Level 1 [member] | Neusoft Corporation [member]
Disclosure of other financial assets [line items]
Equity securities	¥ 23,825	¥ 24,208
Level 1 [member] | Honda Motor Co., Ltd. [member]
Disclosure of other financial assets [line items]
Equity securities	10,788	13,183
Level 3 [member] | Dalian Neusoft Holdings Co., Ltd. [member]
Disclosure of other financial assets [line items]
Equity securities	¥ 16,206	¥ 9,286